Outstanding Loans and Leases - Credit Card and Other Consumer - Credit Quality Indicators (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	$ 896,983	$ 876,104
Credit card and other consumer | Credit Card Receivable | United States
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	89,602	91,879
Credit card and other consumer | Credit Card Receivable | Non United States
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	$ 9,975	$ 10,465
Percentage outstanding, current or less than 30 days past due	98.00%	98.00%
Percentage outstanding, 30-89 days past due	1.00%	1.00%
Percentage outstanding, Equal to Greater than 90 days past due	1.00%	1.00%
Credit card and other consumer | Credit Card Receivable | Less than 620 | United States
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	$ 4,196	$ 4,467
Credit card and other consumer | Credit Card Receivable | Less than 620 | Non United States
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	0	0
Credit card and other consumer | Credit Card Receivable | Greater than or equal to 620 and less than 680 | United States
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	11,857	12,177
Credit card and other consumer | Credit Card Receivable | Greater than or equal to 620 and less than 680 | Non United States
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	0	0
Credit card and other consumer | Credit Card Receivable | Greater than or equal to 680 and less than 740 | United States
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	34,270	34,986
Credit card and other consumer | Credit Card Receivable | Greater than or equal to 680 and less than 740 | Non United States
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	0	0
Credit card and other consumer | Credit Card Receivable | Greater than or equal to 740 | United States
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	39,279	40,249
Credit card and other consumer | Credit Card Receivable | Greater than or equal to 740 | Non United States
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	0	0
Credit card and other consumer | Credit Card Receivable | Other internal credit metrics | United States
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	0	0
Credit card and other consumer | Credit Card Receivable | Other internal credit metrics | Non United States
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	9,975	10,465
Credit card and other consumer | Direct/Indirect Consumer
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	88,795	80,381
Securities based lending overcollateralized	43,700	39,700
Loans no longer originated by corporation	567	632
Credit card and other consumer | Direct/Indirect Consumer | Less than 620
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	1,244	1,296
Credit card and other consumer | Direct/Indirect Consumer | Greater than or equal to 620 and less than 680
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	1,698	1,892
Credit card and other consumer | Direct/Indirect Consumer | Greater than or equal to 680 and less than 740
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	10,955	10,749
Credit card and other consumer | Direct/Indirect Consumer | Greater than or equal to 740
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	29,581	25,279
Credit card and other consumer | Direct/Indirect Consumer | Other internal credit metrics
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	45,317	41,165
Credit card and other consumer | Other consumer
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	$ 2,067	$ 1,846
Percentage from exited businesses	27.00%	37.00%
Credit card and other consumer | Other consumer | Less than 620
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	$ 217	$ 266
Credit card and other consumer | Other consumer | Greater than or equal to 620 and less than 680
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	214	227
Credit card and other consumer | Other consumer | Greater than or equal to 680 and less than 740
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	337	307
Credit card and other consumer | Other consumer | Greater than or equal to 740
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	1,149	881
Credit card and other consumer | Other consumer | Other internal credit metrics
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	$ 150	$ 165